Business combinations, acquisitions, non-controlling interest and spin-off, Acquisitions 2024 (Details) $ in Thousands, $ in Millions					12 Months Ended
	Jul. 28, 2025	Oct. 31, 2024 MXN ($)	Oct. 31, 2024 USD ($)	Oct. 03, 2024	Dec. 31, 2025 MXN ($)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 MXN ($)	Dec. 31, 2023 MXN ($)
Acquisition [Abstract]
Aggregate consideration of equity consideration					$ 0	$ 0	$ 72,513	$ 459,750
Consideration transferred
Non-controlling interest					$ 440,849	$ 25	2,310,084	$ 6,263,945
Liberty Latin America [Member]
Acquisition [Abstract]
Proportion of ownership interest in joint venture				50.00%
Claro Chile, SPA [Member]
Consideration transferred
Ownership interest in subsidiary	100.00%
Business acquisitions 2024 [Member]
Acquisition [Abstract]
Aggregate consideration of equity consideration							2,306,271
Acquired Assets and Liabilities [Abstract]
Cash and cash equivalents		$ 673,137
Other current assets		11,390,425
Other non-current assets		6,103,423
Intangible assets (excluding goodwill)		763,101
Property, plant and equipment, net		33,746,148
Right-of-use assets		5,493,785
Total acquired assets		58,170,019
Debt		(16,307,610)
Liability related to right of use assets		(5,266,872)
Accounts payable		(11,606,265)
Other liabilities		(3,203,117)
Total assumed liabilities		(36,383,864)
Fair value of acquired assets and assumed liabilities - net of cash acquired		21,786,155
Goodwill arising on acquisition		4,735,752
Total fair value at the acquisition date		26,521,907
Consideration transferred
Fair value of the joint venture prior to the acquisition		6,721,525
Fair value of convertible notes		5,594,492
Pre existing relationship		13,928,078
Anticipated acquisition non-controlling interest		277,812
Total fair value at the acquisition date		26,521,907
Loss of acquiree since acquisition date		(781,355)
Gain from fair value valuation and foreign currency translation		$ 4,674,598
Net of cash paid							179,423
Non-controlling interest							$ 3,813
Business acquisitions 2024 [Member] | Claro Chile, SPA [Member]
Acquisition [Abstract]
Proportion of ownership interest in joint venture				50.00%
Proportion of interest held by noncontrolling interest		8.38%	8.38%
Aggregate consideration of equity consideration			$ 16
Consideration transferred
Ownership interest in subsidiary		91.62%	91.62%
Telekom Austria AG [Member]
Consideration transferred
Percentage of voting rights in subsidiary acquired during the period					0.30%	0.30%	2.22%
Ownership interest in subsidiary					60.90%	60.90%	60.60%